Tradr 2X Long NBIS Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$125,725,501
TOTAL NET ASSETS — 100.0%	$125,725,501

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Nebius Group N.V.	Receive	7.15% (OBFR01* + 350bps)	At Maturity	10/13/2026	$210,712,499	$-	$(76,742,918)
Marex	Nebius Group N.V.	Receive	6.65% (OBFR01* + 300bps)	At Maturity	11/9/2026	53,595,749	-	4,660,527
TOTAL EQUITY SWAP CONTRACTS								$(72,082,391)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.